Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of relevant disclosures in relation to leases

	2022	2021
	(€ in thousands)	(€ in thousands)
Depreciation charge for right-of-use assets	1,737	1,672
Interest expense on lease liabilities	793	835
Expense relating to short-term leases	94	70
Total cash outflow for leases	2,701	1,657
Additions to right-of-use assets during the period	592	536